Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Summary of Allocation of Federal and State Income Taxes Between Current and Deferred Portions

Allocation of federal and state income taxes between current and deferred portions is as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Current tax provision:
Federal	$8,875	$7,269	$4,805
State	2,420	1,842	1,185

Total current provision	11,295	9,111	5,990

Deferred tax (benefit) provision:
Federal	(2,514)	(2,246)	500
State	(710)	(535)	111

Total deferred (benefit) provision	(3,224)	(2,781)	611

Total tax provision	$8,071	$6,330	$6,601

Summary of Differences Between the Statutory Federal Income Tax Rate and the Effective Tax Rates

The reasons for the differences between the statutory federal income tax rate and the effective tax rates are summarized as follows:

	Years Ended December 31,
	2013	2012	2011
Statutory federal tax rate	35.0%	35.0%	35.0%
Increase (decrease) resulting from:
State taxes, net of federal tax benefit	4.7	4.5	4.5
Dividends received deduction	(1.5)	(1.9)	(1.4)
Bank-owned life insurance	(1.8)	(2.2)	(2.3)
Tax exempt income	(4.0)	(3.1)	(0.5)
Other, net	1.9	1.4	0.2

Effective tax rates	34.3%	33.7%	35.5%

Components of the Net Deferred Tax Asset

The components of the net deferred tax asset are as follows:

	December 31,
	2013	2012
	(In thousands)
Deferred tax assets:
Federal	$13,945	$11,816
State	3,950	3,353

	17,895	15,169

Deferred tax liabilities:
Federal	(3,524)	(4,372)
State	(893)	(1,087)

	(4,417)	(5,459)

Net deferred tax asset	$13,478	$9,710

Summary of Tax Effects of Each Item that Give Rise to Deferred Tax Assets

The tax effects of each item that give rise to deferred tax assets are as follows:

	December 31,
	2013	2012
	(In thousands)
Net unrealized gain on securities available for sale	$(2,969)	$(3,615)
Depreciation and amortization	(902)	(1,293)
Other-than-temporary impairment losses	97	97
Allowance for loan losses	10,349	8,376
Employee benefit and retirement plans	3,687	3,102
Acquisition accounting	2,362	2,581
Other, net	854	462

Net deferred tax asset	$13,478	$9,710

Summary of the Change in the Net Deferred Tax Asset

A summary of the change in the net deferred tax asset is as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Balance at beginning of year	$9,710	$7,434	$5,441
Deferred tax benefit (provision)	3,224	2,781	(611)
Deferred tax effects of:
Change in net unrealized gain (loss) on securities available for sale	646	(489)	2,511
Amortization of defined benefit plan net actuarial loss and prior service cost	(102)	(16)	93

Balance at end of year	$13,478	$9,710	$7,434